Cash (Tables)	12 Months Ended
Dec. 31, 2020
Cash
Schedule of cash

	December 31,
	2020	2019	2018
Available balances	996,304	753,540	646,175
Total	996,304	753,540	646,175

Schedule of adjustments for non cash items

	Year Ended December 31,
	2020	2019	2018
Depreciation	2,823	1,822	51
Change in Provisions	6,634	175	—
Share-based payments	6,012	249	—
Other items	(4)	62	—
Total	15,465	2,308	51

Reconciliation of liabilities from financing activities

	Non-Cash-Items
			Additional	Business	Exchange
	January 1, 2020	Cash-Flow	Agreement	Combinations	Differences	December 31, 2020
Lease liabilities	6,070	(3,972)	98	2,677	(87)	4,786
	6,070	(3,972)	98	2,677	(87)	4,786

	Non-Cash-Items
			Additional	Termination	Exchange
	January 1, 2019	Cash-Flow	Agreement	of Agreement	Differences	December 31, 2019
Lease liabilities	1,819	(1,652)	7,527	(1,624)	—	6,070
	1,819	(1,652)	7,527	(1,624)	—	6,070